Pre-IPO Preferred Shares - Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Nov. 30, 2018 USD ($) Vote $ / shares shares	Nov. 30, 2018 CNY (¥) Vote shares	Oct. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2018 CNY (¥) shares	Jul. 31, 2018	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 $ / shares
Ordinary Shares
Proceeds from initial public offering and followed offering, net of issuance cost						$ 46,026	¥ 316,451
Stock conversion basis	1	1			1
Class A Ordinary Shares
Ordinary Shares
Ordinary shares par value (in dollars per share)						$ 0.000125		$ 0.000125
Number of votes per share | Vote	1	1
Class B Ordinary Shares
Ordinary Shares
Ordinary shares par value (in dollars per share)						$ 0.000125		$ 0.000125
Stock conversion basis	1	1
Number of votes per share | Vote	15	15
Pre-IPO Preferred Shares
Ordinary Shares
Stock conversion basis	1	1
IPO
Ordinary Shares
Proceeds from initial public offering and followed offering, net of issuance cost	$ 5,300	¥ 36,400	$ 40,700	¥ 280,100
IPO | Class A Ordinary Shares
Ordinary Shares
Number of new shares issued (in shares) | shares	3,381,490	3,381,490	26,075,000	26,075,000
Ordinary shares par value (in dollars per share)	$ 0.000125
IPO | Class B Ordinary Shares
Ordinary Shares
Ordinary shares par value (in dollars per share)	$ 0.000125
IPO | ADSs
Ordinary Shares
Number of new shares issued (in shares) | shares	483,070	483,070	3,725,000	3,725,000
Price per share	$ 11.88		$ 11.88